Annual Total Returns[BarChart] - Rising Rates Opportunity 10 ProFund - Investor	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	(10.01%)	(17.07%)	(5.98%)	5.89%	(11.67%)	(3.34%)	(1.79%)	(3.06%)	1.07%	(7.10%)